Document and Entity Information	15 Months Ended
Oct. 31, 2016
Document Type	S-1
Amendment Flag	true
Amendment Description	This amended Registration Statement relates to the registration of securities being offered by the selling security holder identified herein. This Post Effective Amendment No. 1 to Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act to update our registration statement on Form S-1 (Registration No.333-206900) (the “Registration Statement”), which was initially declared effective by the Securities and Exchange Commission on December 1, 2015, to update the Registration Statement to include information from our annual report on Form 10-K for the year ended July 31, 2016, filed on October 31, 2016, and most recent Quarterly report on Form 10-Q for the quarterly period ended October 31, 2016, filed on December 12, 2016, to make certain other updating revisions to the information contained herein so that such information is current as of the date of filing. All applicable filing fees were paid at the time of the original filing of the Registration Statement.
Document Period End Date	Oct. 31, 2016
Trading Symbol	goas
Entity Registrant Name	XIANGTIAN (USA) AIR POWER CO., LTD.
Entity Central Index Key	0001472468
Current Fiscal Year End Date	--07-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY